REDEEMABLE NON-CONTROLLING INTEREST (Details) In Millions, unless otherwise specified	Dec. 31, 2011 USD ($)	Dec. 31, 2011 EUR (€)
Redeemable Non Controlling Interest Details [Abstract]
Fair value of the arrangement with IFC regarding 5% of Finansbank ordinary shares		€ 257.4
Consideration for the disposal of 5% of Finansbank ordinary shares to IFC	$ 259.2
Percentage Of disposal of Finansbank ordinary shares to IFC	5.00%	5.00%
Percentage Of Banca Romaneasca's Ordinary Shares Subject To Put Call Arrangements	10.21%	10.21%
Put Call Agreement For Stopanska Bankas Share Capital	10.80%	10.80%